Revenue from Contracts with Customers: Future lease income (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 11, 2025	Dec. 31, 2024	Dec. 31, 2023
Future lease income:
Lease payments receivable	$ 17,893,132		$ 16,223,535	$ 18,777,812
ASUR Airports LLC
Future lease income:
Lease payments receivable		$ 6,509,541
2024
Future lease income:
Lease payments receivable				4,643,338
2025
Future lease income:
Lease payments receivable			5,014,633	4,271,488
2026
Future lease income:
Lease payments receivable	5,458,450		4,366,396	3,841,569
2027
Future lease income:
Lease payments receivable	4,459,063		3,343,207	3,008,983
2029
Future lease income:
Lease payments receivable	3,403,997		2,361,104	2,158,389
2029
Future lease income:
Lease payments receivable	1,415,386		599,477	503,339
2030
Future lease income:
Lease payments receivable	1,006,852		335,523	$ 350,706
2031 to 2034
Future lease income:
Lease payments receivable	$ 2,149,383		$ 203,195